Note Securities purchased under agreements to resell (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Disclosure Securities Purchases Under Agreements To Resell
Repledged	$ 0	$ 145,866
Not repledged	111,545	33,258
Total	$ 111,545	$ 179,124